Prospectus Supplement dated Jan. 12, 2005*

Product Name                                                      Form #
American Express(R) Variable Universal Life IV/
  American Express(R) Variable Universal Life IV - Estate Series  S-6418 D(4/04)

The following rider information has been revised for "Waiver of Monthly Deduction" and an additional rider for "Waiver of Premium" has been added to the "Policy Benefits and Risks" section under "Optional Insurance Benefits" on page 3 of the prospectus:

-------------- ----------------------- -----------------------------------------
   POLICY          WHAT IT MEANS                    HOW IT WORKS
   BENEFIT
-------------- ----------------------- -----------------------------------------
Optional       You may add optional    o    Waiver of Monthly Deduction Rider
Insurance      benefits to your             (WMD):
Benefits       policy, at an
               additional cost, in          For policies purchased before Feb.
               the form of riders           21, 2005, The following applies:
               (if you meet certain         Under the WMD, we will waive the
               requirements). The           monthly deduction in the insured
               amounts of these             becomes totally disabled before
               benefits do not vary         age 60.
               with investment
               experience of the            For policies purchased on or after
               variable account.            Feb. 21, 2005, the following
               Certain restrictions         applies: Under the WMD, we will
               apply and are clearly        waive the monthly deduction if the
               described in the             insured becomes totally disabled
               applicable rider.            before attained insurance age 60.
                                            If total disability begins on or
                                            after attained insurance age 60 but
                                            before attained insurance age 65,
                                            the monthly deduction will be waived
                                            only for a limited period of time.
                                            WMD also includes a waiver for
                                            involuntary unemployment benefit
                                            where monthly deductions may be
                                            waived up to 12 months. Not
                                            available in all states. The old WMD
                                            will apply in states where the new
                                            WMD has not been approved.

                                       o    Waiver of Premium Rider (WP): If
                                            the insured becomes totally
                                            disabled before attained insurance
                                            age 60, prior to attained
                                            insurance age 65 we will add the
                                            monthly-specified premium shown in
                                            the policy to the policy value, or
                                            waive the monthly deduction if
                                            higher. On and after attained
                                            insurance age 65 the monthly
                                            deduction will be waived. If total
                                            disability begins on or after
                                            attained insurance age 60 but
                                            before attained insurance  age 65,
                                            the addition of the
                                            monthly-specified premium or the
                                            waiver of the monthly deduction
                                            will be for a limited period of
                                            time. WP also includes a waiver
                                            for involuntary unemployment
                                            benefit where monthly deductions
                                            may be waived up to 12 months. Not
                                            available in all states.
-------------- ----------------------- -----------------------------------------

The following information has been revised for the "Waiver of Monthly Deduction Rider" and new rider information has been added for "Waiver of Premium Rider" after the "Other Insured Rider (OIR)" information under the section "Charges Other Than Fund Operating Expenses" on page 10 of the prospectus:

----------------- -------------- -----------------------------------------------
                                                AMOUNT DEDUCTED
----------------- -------------- --------------------- -------------------------
     CHARGE        WHEN CHARGE          VUL IV               VUL IV - ES
                   IS DEDUCTED
----------------- -------------- --------------------- -------------------------
Waiver of         Monthly.       For policies          For policies purchased
Monthly                          purchased before      before Feb. 21, 2005,
Deduction Rider                  Feb. 21, 2005, the    the following applies:
(WMD)**                          following applies:
----------------- -------------- --------------------- -------------------------
                                 Monthly rate per      Monthly rate per $1,000
                                 $1,000 of net         of net amount of risk
                                 amount risk plus      plus the BIR specified
                                 the BIR specified     amount and the OIR
                                 amount and the OIR    specified amounts if
                                 specified amounts     applicable.
                                 if applicable.

                                 Minimum:              Minimum:
                                 $.01 - Female,        $.01 - Female,
                                 Standard, Age 25      Standard, Age 25

                                 Maximum:              Maximum:
                                 $.28 - Male,          $.28 - Male,
                                 Smoker, Age 59        Smoker, Age 59

                                 Representative        Representative Insured:
                                 Insured:              $.02 - Male,
                                 $.02 - Male,          Preferred Nonsmoker,
                                 Preferred             Age 40
                                 Nonsmoker,
                                 Age 40
----------------- -------------- --------------------- -------------------------

----------------- -------------- -----------------------------------------------
                                                AMOUNT DEDUCTED
----------------- -------------- --------------------- -------------------------
     CHARGE        WHEN CHARGE          VUL IV               VUL IV - ES
                   IS DEDUCTED
----------------- -------------- --------------------- -------------------------
Waiver of         Monthly.       For policies          For policies purchased
Monthly                          purchased on or       on or after Feb. 21,
Deduction Rider                  after Feb. 21,        2005, the following
(WMD)**                          2005, the following   applies:
(Continued)                      applies:

                                 Monthly rate per      Monthly rate per $1,000
                                 $1,000 of net         of net amount of risk
                                 amount risk plus      plus the BIR specified
                                 the BIR specified     amount and the OIR
                                 amount and the OIR    specified amounts if
                                 specified amounts     applicable.
                                 if applicable.

                                 Minimum:              Minimum:
                                 $.00692 - Female,     $.00692 - Female,
                                 Nonsmoker, Age 20     Nonsmoker, Age 20

                                 Maximum:              Maximum:
                                 $.34212 - Male,       $.34212 - Male,
                                 Smoker, Age 59        Smoker, Age 59

                                 Representative        Representative Insured:
                                 Insured:              $.01899 - Male,
                                 $.01899 - Male,       Preferred Nonsmoker,
                                 Preferred             Age 40
                                 Nonsmoker, Age 40

                                 If you have a CIR,    If you have a CIR,
                                 there will be an      there will be an
                                 additional charge     additional charge of
                                 of $.02 per month     $.02 per month per
                                 per $1,000 of the     $1,000 of the CIR
                                 CIR specified         specified amount.
                                 amount.
----------------- -------------- --------------------- -------------------------
Waiver of         Monthly.       Monthly rate          Monthly rate multiplied
Premium Rider                    multiplied by the     by the greater of the
(WP)**                           greater of the        monthly-specified
                                 monthly-specified     premium selected for
                                 premium selected      the rider or the
                                 for the rider or      monthly deduction for
                                 the monthly           the policy and any
                                 deduction for the     other riders attached
                                 policy and any        to the policy.
                                 other riders
                                 attached to the
                                 policy.

                                 Minimum:              Minimum: $.03206 -
                                 $.03206 - Male,       Male, Nonsmoker, Age 20
                                 Nonsmoker, Age 20

                                 Maximum:              Maximum: $.40219 -
                                 $.40219 - Female,     Female, Smoker, Age 59
                                 Smoker, Age 59

                                 Representative        Representative Insured:
                                 Insured:              .04649 - Male,
                                 $.04649 - Male,       Preferred Nonsmoker,
                                 Preferred             Age 40
                                 Nonsmoker, Age 40
----------------- -------------- --------------------- -------------------------

** This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For more information about the charge you would pay, contact your sales representative or IDS Life at the address or telephone number shown on the first page of this prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

S-6418-4 A (1/05)

*VALID UNTIL MAY 1, 2005.